Sale of subsidiary (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018
Sale of subsidiary
Proceeds from sale of subsidiary, net of costs (note 15)		$ 400
Taro
Sale of subsidiary
Proceeds from sale of subsidiary, net of costs (note 15)	$ 400